Accounting Policies, by Policy (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Jan. 31, 2013
Accounting Policies [Abstract]
Consolidation, Policy [Policy Text Block]

Principles of Consolidation

The consolidated financial statements of RMG Networks Holding Corporation include the accounts of Reach Media and its wholly-owned subsidiaries and the accounts of Symon and its wholly-owned subsidiaries. All significant intercompany balances and transactions have been eliminated in consolidation.

Principles of Consolidation

The consolidated financial statements of Symon Holdings Corporation include the accounts of Symon Holdings Corporation and its wholly-owned subsidiaries Symon Communications, Inc., Symon Communications, Ltd., and Symon Dacon Limited (collectively “the Company”). All significant intercompany balances and transactions have been eliminated in consolidation.

Basis of Accounting, Policy [Policy Text Block]

Basis of Presentation for Interim Financial Statements

The unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for interim financial information and pursuant to the accounting and disclosure rules and regulations of the Securities and Exchange Commission. Accordingly, the unaudited condensed consolidated financial statements do not include all of the information and the notes required by GAAP for complete financial statements. The January 31, 2013 balance sheet amounts of the Predecessor Company (as defined below) were derived from the audited consolidated financial statements, but do not include all disclosures required by GAAP for annual periods. In the opinion of management, the unaudited condensed interim consolidated financial statements reflect all adjustments and disclosures necessary for a fair presentation of the results of the reported interim periods. These unaudited condensed consolidated financial statements should be read in conjunction with the Company’s annual audited consolidated financial statements and notes there to. The interim results of operations are not necessarily indicative of the results to be expected for the full year.

The unaudited consolidated Statements of Comprehensive Income (Loss) and the unaudited consolidated Statements of Cash Flows have been prepared based on required company groupings and reporting periods.

Amounts shown for the “Successor Company” for the period April 20, 2013 through June 30, 2013 represent the consolidated transactions for RMG Networks Holding Corporation, Reach Media and Symon for that period.

Amounts shown for “RMG” for the period January 1, 2013 through April 19, 2013 consist of the transactions for RMG Networks Holding Corporation for the period January 1, 2013 through April 19, 2013 and the transactions of Reach Media for the period April 1, 2013 through April 19, 2013. Amounts shown for RMG for the period April 1, 2013 through April 19, 2013 represent of the transactions for RMG Networks Holding Corporation and the transactions of Reach Media for the period April 1, 2013 through April 19, 2013.

Amounts shown for the “Predecessor Company” represent the transactions of Symon for the periods shown. Symon is the predecessor due to the significance of its business compared to the other companies.

Cash and Cash Equivalents, Policy [Policy Text Block]

Cash and Cash Equivalents

For purposes of the statements of cash flows, cash, and cash equivalents include demand deposits in financial institutions and investments with an original maturity of three months or less from the date of purchase.

Cash and Cash Equivalents

For purposes of the statements of cash flows, cash, and cash equivalents include demand deposits in financial institutions and investments with an original maturity of three months or less.

Receivables, Policy [Policy Text Block]

Accounts Receivable

Accounts receivable are comprised of sales made primarily to entities located in the United States of America, EMEA and Asia. Accounts receivable are recorded at the invoiced amounts and do not bear interest. The allowance for doubtful accounts is reviewed monthly and the Company establishes reserves for doubtful accounts on a case-by-case basis based on a current review of the collectability of accounts and historical collection experience. The allowance for doubtful accounts was $186,000 at June 30, 2013 and $223,458 at January 31, 2013. As of and for the periods presented, no single customer accounted for more than 10% of accounts receivable or revenues.

Accounts Receivable

Accounts receivable are comprised of sales made primarily to entities located in the United States of America, EMEA and Asia. Accounts receivable are recorded at the invoiced amounts and do not bear interest. The allowance is reviewed monthly and the Company establishes reserves for doubtful accounts on a case-by-case basis based on historical collection experience and a current review of the collectability of accounts. The allowance for doubtful accounts was $223,458, $336,264 and $539,204 as of January 31, 2013, 2012 and 2011, respectively. As of and for the periods presented, no single customer accounted for more than 10% of accounts receivable or revenues.

Inventory, Policy [Policy Text Block]

Inventory

Inventory consists primarily of software-embedded smart products, electronic components, computers and computer accessories. Inventories are stated at the lower of average cost or market. Writeoffs of slow moving and obsolete inventories are provided based on historical experience and estimated future usage.

Inventory

Inventory consists primarily of software-embedded smart products, electronic components, computers and computer accessories. Inventories are stated at the lower of average cost or market. Writeoffs of slow moving and obsolete inventories are provided based on historical experience and estimated future usage.

Property, Plant and Equipment, Policy [Policy Text Block]

Property and Equipment

The Company records purchases of property and equipment at cost. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets, which range from three to seven years. Leasehold improvements are amortized on a straight-line basis over the shorter of the lease term or the estimated useful life of the asset.

Property and Equipment

The Company records purchases of property and equipment at cost. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets, which range from three to seven years. Leasehold improvements are amortized on a straight-line basis over the shorter of the lease term or the estimated useful life of the asset.

Goodwill and Intangible Assets, Policy [Policy Text Block]

Goodwill and Intangible Assets

Goodwill represents the excess of the purchase price over the fair value of net identifiable assets resulting from the acquisitions of Reach Media and Symon. Goodwill is tested annually for impairment or tested for impairment more frequently if events and circumstances indicate that the asset might be impaired. An impairment loss is recognized to the extent that the carrying value exceeds the asset’s fair value. This determination is made at the reporting unit level and consists of two steps. First, the Company determines the fair value of a reporting unit and compares it to its carrying value. Second, if the carrying value of a reporting unit exceeds its fair value, an impairment loss is recognized for any excess of the carrying amount of the reporting unit’s goodwill over the implied fair value of that goodwill. The implied fair value of goodwill is determined by allocating the fair value of the reporting unit in a manner similar to a purchase price allocation, in accordance with Accounting Standards Codification (ASC) 805, Business Combinations. The residual fair value after this allocation is the implied fair value of the reporting unit goodwill. Completion of the Company’s most recent annual impairment test at January 31, 2013 indicated that no impairment of its goodwill balances exists. The Company’s annual impairment test will be December 31 going forward.

Intangible assets include software, customer relationships, trademarks and trade names, and covenants not-to-compete acquired in purchase business combinations. Certain trademarks and trade names have been determined to have an indefinite life and are not amortized. Software, customer relationships, and definite lived trademarks and trade names are amortized on a straight-line basis, which approximates the customer attrition for customer relationships, over their estimated useful lives. Covenants not-to-compete are amortized over the non-compete period.

The definite lived intangible assets are evaluated for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. The impairment evaluation involves testing the recoverability of the asset on an undiscounted cash-flow basis, and, if the asset is not recoverable, recognizing an impairment charge, if necessary, to reduce the asset's carrying amount to its fair value. Intangible assets that have indefinite lives are evaluated for impairment annually and on an interim basis as events and circumstances warrant by comparing the fair value of the intangible asset with its carrying amount. There was no impairment of intangible assets at June 30, 2013.

Revenue Recognition, Deferred Revenue [Policy Text Block]

Deferred Revenue

Deferred revenue consists of billings or payments received in advance of revenue recognition from professional service agreements. Deferred revenue is recognized as the revenue recognition criteria are met. The Company generally invoices the customer in annual advance for professional services.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]

Impairment of Long-lived Assets

In accordance with ASC 360, Property, Plant, and Equipment, long-lived assets, such as property, plant and equipment, and purchased intangibles subject to amortization, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the estimated undiscounted net cash flows expected to be generated by the asset. If the carrying value of an asset exceeds its estimated future cash flows, an impairment charge is recognized by the amount by which the carrying value of the asset exceeds the fair value of the asset.

There was no impairment of long-lived assets at June 30, 2013.

Income Tax, Policy [Policy Text Block]

Income Taxes

The Company accounts for income taxes using the asset and liability method under which deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis. The Company measures deferred tax assets and liabilities using enacted tax rates expected to be applied to taxable income in the years in which those differences are expected to be recovered or settled. The Company recognizes in income the effect of a change in tax rates on deferred tax assets and liabilities in the period that includes the enactment date.

Under ASC 740, Income Taxes (“ASC 740”), the Company recognizes the effect of uncertain tax positions, if any, only if those positions are more likely than not of being realized. It also requires the Company to accrue interest and penalties where there is an underpayment of taxes, based on management’s best estimate of the amount ultimately to be paid, in the same period that the interest would begin accruing or the penalties would first be assessed. The Company maintains accruals for uncertain tax positions until examination of the tax year is completed by the applicable taxing authority, available review periods expire or additional facts and circumstances cause us to change our assessment of the appropriate accrual amount (see Note 5). U.S. income taxes have not been provided on $3.8 million of undistributed earnings of foreign subsidiaries as of January 31, 2013. The Company reinvests earnings of foreign subsidiaries in foreign operations and expects that future earnings will also be reinvested in foreign operations indefinitely. The Company has elected to recognize accrued interest and penalties related to income tax matters as a component of income tax expense if incurred.

Income Taxes

The Company accounts for income taxes using the asset and liability method under which deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis. The Company measures deferred tax assets and liabilities using enacted tax rates expected to be applied to taxable income in the years in which those differences are expected to be recovered or settled. The Company recognizes in income the effect of a change in tax rates on deferred tax assets and liabilities in the period that includes the enactment date.

Under ASC 740, Income Taxes (“ASC 740”), the Company recognizes the effect of uncertain tax positions, if any, only if those positions are more likely than not of being realized. It also requires the Company to accrue interest and penalties where there is an underpayment of taxes, based on management’s best estimate of the amount ultimately to be paid, in the same period that the interest would begin accruing or the penalties would first be assessed. The Company maintains accruals for uncertain tax positions until examination of the tax year is completed by the applicable taxing authority, available review periods expire or additional facts and circumstances cause us to change our assessment of the appropriate accrual amount (see Note 5). U.S. income taxes have not been provided on $3.8 million of undistributed earnings of foreign subsidiaries as of January 31, 2013. The Company reinvests earnings of foreign subsidiaries in foreign operations and expects that future earnings will also be reinvested in foreign operations indefinitely. The Company has elected to recognize accrued interest and penalties related to income tax matters as a component of income tax expense if incurred.

Revenue Recognition, Policy [Policy Text Block]

Revenue Recognition

The Company recognizes revenue primarily from these sources:

Advertising

Products

Maintenance and content services

Professional services

The Company recognizes revenue when (i) persuasive evidence of an arrangement exists; (ii) delivery has occurred, which is when product title transfers to the customer, or services have been rendered; (iii) customer payment is deemed fixed or determinable and free of contingencies and significant uncertainties; and (iv) collection is reasonably assured. The Company assesses collectability based on a number of factors, including the customer’s past payment history and its current creditworthiness. If it is determined that collection of a fee is not reasonably assured, the Company defers the revenue and recognizes it at the time collection becomes reasonably assured, which is generally upon receipt of cash payment. If an acceptance period is required, revenue is recognized upon the earlier of customer acceptance or the expiration of the acceptance period. Sales and use taxes are reported on a net basis, excluding them from revenue and cost of revenue.

Advertising

The Company sells advertising through agencies and directly to a variety of customers under contracts ranging from one month to one year. Contracts usually specify the network placement, the expected number of impressions (determined by passenger or visitor counts) and the cost per thousand impressions (“CPM”) over the contract period to arrive at a contract amount. The Company bills for these advertising services as requested by the customer, generally on a monthly basis following delivery of the contracted number of impressions for the particular ad insertion. Revenue is recognized at the end of the month in which fulfillment of the advertising order occurred. Although the Company typically presents invoices to an advertising agency, collection is reasonably assured based upon the customer placing the order.

Under Financial Accounting Standards Board’s (FASB) Accounting Standards Codification (ASC) 605-45 Principal Agent Considerations (Reporting Revenue Gross as a Principal versus Net as an Agent), the Company has recorded its advertising revenues on a gross basis.

Payments to airline and other partners for revenue sharing are paid on a monthly basis either under a minimum annual guarantee (based upon estimated advertising revenues), or as a percentage of the advertising revenues following collection from customers. The portion of revenue that the Company shares with its partners ranges from 25% to 80% depending on the partner and the media asset. The Company makes minimum annual guarantee payments under four agreements (three to airline partners and one to another travel partner). Payments to all other partners are calculated on a revenue sharing basis. The Company’s partnership agreements have terms ranging from one to five years. Four partnership agreements renew automatically unless terminated prior to renewal and the other partners have no obligation to renew.

Multiple-Element Arrangements

Products consist of proprietary software and hardware equipment. The Company considers the sale of software more than incidental to the hardware as it is essential to the functionality of the hardware products. The Company enters into multiple-product and services contracts, which may include any combination of equipment and software products, professional services, maintenance and content services.

Prior to February 1, 2011, the Company recognized revenue in accordance with the provisions of ASC 985-605, Software Revenue Recognition. Revenue was allocated among the multiple-elements based on vendor-specific objective evidence (“VSOE”) of fair value of the undelivered elements and the application of the residual method for arrangements in which the Company has established VSOE of fair value for all undelivered elements.

VSOE of fair value is considered the price a customer would be required to pay if the element was sold separately based on the Company's historical experience of stand-alone sales of these elements to third parties. For maintenance and content services the Company used renewal rates for continued support arrangements to determine fair value. In situations where the Company had fair value of all undelivered elements but not of a delivered element, the Company applied the “residual method”. Under the residual method, if the fair value of the undelivered elements is determinable, the fair value of the undelivered elements is deferred and the remaining portion of the arrangement fee is allocated to the delivered element(s) and is recognized as revenue assuming the other revenue recognition criteria are met.

On February 1, 2011, the Company adopted an accounting update regarding revenue recognition for multiple arrangements, referred to as multiple element arrangements (“MEAs”) and an accounting update for certain revenue arrangements that include tangible products containing essential software on a prospective basis for applicable transactions originating or materially modified after February 1, 2011.

MEAs are arrangements with customers which include multiple deliverables, including a combination of equipment and services. The deliverables included in the MEAs are separated into more than one unit of accounting when (i) the delivered equipment has value to the customer on a stand-alone basis, and (ii) delivery of the undelivered service element(s) is probable and substantially in the Company's control. Revenue from arrangements for the sale of tangible products containing both software and non-software components that function together to deliver the product’s essential functionality requires allocation of the arrangement consideration to the separate deliverables using the relative selling price (“RSP”) method for each unit of accounting based first on VSOE if it exists, second on third-party evidence (“TPE”) if it exists, and on estimated selling price (“ESP”) if neither VSOE or TPE of selling price of the Company's various applicable tangible products containing essential software products and services. The Company establishes the pricing for its units of accounting as follows:

VSOE— For certain elements of an arrangement, VSOE is based upon the pricing in comparable transactions when the element is sold separately. The Company determines VSOE based on its pricing and discounting practices for the specific product or service when sold separately, considering geographical, customer, and other economic or marketing variables, as well as renewal rates or standalone prices for the service element(s).

TPE— If the Company cannot establish VSOE of selling price for a specific product or service included in a multiple-element arrangement, it uses third-party evidence of selling price. The Company determines TPE based on sales of comparable amounts of similar products or services offered by multiple third parties considering the degree of customization and similarity of the product or service sold.

ESP— The estimated selling price represents the price at which the Company would sell a product or service if it were sold on a stand-alone basis. When VSOE or TPE does not exist for an element, the Company determines ESP for the arrangement element based on sales, cost and margin analysis, as well as other inputs based on its pricing practices. Adjustments for other market and Company-specific factors are made as deemed necessary in determining ESP.

The Company prospectively adopted the new rules and the adoption of the amended revenue recognition rules, consisting primarily of the change from the residual method to the RSP method to allocate the arrangement fee, did not significantly change the timing of revenue recognition nor did it have a material impact on the consolidated financial statements for periods subsequent to January 31, 2011.

Upon the adoption of the new revenue recognition rules the Company re-evaluated its allocation of revenue and determined that it still had similar units of accounting and nearly all of its products and services qualify as separate units of accounting. The Company has established VSOE for its professional services and maintenance and content services of accounting based on the same criteria as previously used under the software revenue recognition rules.

Previously, the Company rarely sold its product without maintenance and therefore the residual value of the sales arrangement was allocated to the products. The Company now uses the estimated selling price to determine the relative sales price of its products. Revenue for elements that cannot be separated is recognized once the revenue recognition criteria for the entire arrangement has been met or over the period that our last remaining obligation to perform is fulfilled. Consideration for elements that are deemed separable is allocated to the separate elements at the inception of the arrangement on the basis of their relative selling price and recognized based on meeting authoritative criteria.

The Company sells its products and services through its global sales force and through a select group of resellers and business partners. In North America, approximately 90% or more of sales are generated solely by the Company’s sales team, with 10% or less through resellers in 2013. In the United Kingdom, Western Europe, the Middle East and India, the situation is reversed, with around 85% of sales coming from the reseller channel in 2013. Overall, approximately 67% of the Company’s global revenues are derived from direct sales, with the remaining 33% generated through indirect partner channels in 2013.

The Company has formal contracts with its resellers that set the terms and conditions under which the parties conduct business. The resellers purchase products and services from the Company, generally with agreed-upon discounts, and resell the products and services to their customers, who are the end-users of the products and services. The Company does not offer contractual rights of return other than under standard product warranties and product returns from resellers have be insignificant to date. The Company therefore sells directly to its resellers and recognizes revenue on sales to resellers upon delivery, consistent with its recognition policies as discussed above. The Company bills the resellers directly for the products and services they purchase. Software licenses and product warranties pass directly from the Company to the end-users.

The Company recognizes revenue on sales to resellers consistent with its recognition policies as discussed below.

Product revenue

The Company recognizes revenue on product sales generally upon delivery of the product or customer acceptance depending upon contractual arrangements with the customer. Shipping charges billed to customers are included in revenue and the related shipping costs are included in cost of revenue.

Maintenance and content services revenue

Maintenance support consists of hardware maintenance and repair and software support and updates. Software updates provide customers with rights to unspecified software product upgrades and maintenance releases and patches released during the term of the support period. Support includes access to technical support personnel for software and hardware issues. Content services consist of providing customers live and customized news feeds.

Maintenance and content services revenue is recognized ratably over the term of the contracts, which is typically one to three years. Maintenance and support is renewable by the customer annually. Rates, including subsequent renewal rates, are typically established based upon specified rates as set forth in the arrangement. The Company’s hosting support agreement fees are based on the level of service provided to its customers, which can range from monitoring the health of a customer’s network to supporting a sophisticated web-portal.

Professional services revenue

Professional services consist primarily of installation and training services. Installation fees are recognized either on a fixed-fee basis or on a time-and-materials basis. For time-and materials contracts, the Company recognizes revenue as services are performed. For fixed-fee contracts, the Company recognizes revenue upon completion of the installation which is typically completed within five business days. Such services are readily available from other vendors and are not considered essential to the functionality of the product. Training services are also not considered essential to the functionality of the product and have historically been insignificant; the fee allocable to training is recognized as revenue as the Company performs the services

Revenue Recognition

The Company recognizes revenue primarily from these sources:

•

Products

•

Professional services

•

Maintenance and content services

The Company recognizes revenue when (i) persuasive evidence of an arrangement exists; (ii) delivery has occurred, which is when product title transfers to the customer, or services have been rendered; (iii) customer payment is deemed fixed or determinable and free of contingencies and significant uncertainties; and (iv) collection is probable. The Company assesses collectability based on a number of factors, including the customer’s past payment history and its current creditworthiness. If it is determined that collection of a fee is not reasonably assured, the Company defers the revenue and recognizes it at the time collection becomes reasonably assured, which is generally upon receipt of cash payment. If an acceptance period is required, revenue is recognized upon the earlier of customer acceptance or the expiration of the acceptance period. Sales and use taxes are reported on a net basis, excluding them from revenue and cost of revenue.

Multiple-Element Arrangements

Product consists of our hardware equipment and proprietary software. The Company considers the sale of our software more than incidental to the hardware as it is essential to the functionality of the product and is classified as part of our products. The Company enters into multiple-product and services contracts, which may include any combination of equipment and software products, professional services, maintenance and content services.

Prior to February 1, 2011 the Company recognized revenue in accordance with the provisions of ASC 985-605, Software Revenue Recognition. Revenue was allocated among the multiple-elements based on vendor-specific objective evidence (VSOE) of fair value of the undelivered elements and the application of the residual method for arrangements in which the Company has established VSOE of fair value for all undelivered elements.

VSOE of fair value is considered the price a customer would be required to pay if the element was sold separately based on our historical experience of stand-alone sales of these elements to third parties. For maintenance and content services the Company used renewal rates for continued support arrangements to determine fair value. In situations where the Company had fair value of all undelivered elements but not of a delivered element, the Company applied the “residual method”. Under the residual method, if the fair value of the undelivered elements is determinable, the fair value of the undelivered elements is deferred and the remaining portion of the arrangement fee is allocated to the delivered element(s) and is recognized as revenue assuming the other revenue recognition criteria are met.

On February 1, 2011, the Company adopted an accounting update regarding revenue recognition for multiple arrangements, referred to as multiple element arrangements (MEA’s) and an accounting update for certain revenue arrangements that include tangible products containing essential software on a prospective basis for applicable transactions originating or materially modified after February 1, 2011.

MEAs are arrangements with customers which include multiple deliverables, including a combination of equipment and services. The deliverables included in the MEAs are separated into more than one unit of accounting when (i) the delivered equipment has value to the customer on a stand-alone basis, and (ii) delivery of the undelivered service element(s) is probable and substantially in our control. Revenue from arrangements for the sale of tangible products containing both software and non-software components that function together to deliver the product’s essential functionality requires allocation of the arrangement consideration to the separate deliverables using the relative selling price (RSP) method for each unit of accounting based first on VSOE if it exists, second on third-party evidence (TPE) if it exists, and on estimated selling price (ESP) if neither VSOE or TPE of selling price of our various applicable tangible products containing essential software products and services. The Company establishes the pricing for our units of accounting as follows:

•

VSOE— For certain elements of an arrangement, VSOE is based upon the pricing in comparable transactions when the element is sold separately. The Company determines VSOE based on our pricing and discounting practices for the specific product or service when sold separately, considering geographical, customer, and other economic or marketing variables, as well as renewal rates or standalone prices for the service element(s).

F-31

Symon Holdings Corporation

Notes to Consolidated Financial Statements

•

TPE— If the Company cannot establish VSOE of selling price for a specific product or service included in a multiple-element arrangement, we use third-party evidence of selling price. The Company determines TPE based on sales of comparable amounts of similar products or services offered by multiple third parties considering the degree of customization and similarity of the product or service sold.

•

ESP— The estimated selling price represents the price at which the Company would sell a product or service if it were sold on a stand-alone basis. When VSOE or TPE does not exist for an element, the Company determines ESP for the arrangement element based on sales, cost and margin analysis, as well as other inputs based on its pricing practices. Adjustments for other market and Company-specific factors are made as deemed necessary in determining ESP.

The Company prospectively adopted the new rules and the adoption of the amended revenue recognition rules, consisting primarily of the change from the residual method to the RSP method to allocate the arrangement fee, did not significantly change the timing of revenue recognition nor did it have a material impact on the consolidated financial statements for periods subsequent to January 31, 2011.

Upon the adoption of the new revenue recognition rules the Company re-evaluated its allocation of revenue and determined that it still had similar units of accounting and nearly all of its products and services qualify as separate units of accounting. The Company has established VSOE for its professional services and maintenance and content services of accounting based on the same criteria as previously used under the software revenue recognition rules.

Previously, the Company rarely sold its product without maintenance and therefore the residual value of the sales arrangement was allocated to the products. The Company now uses the estimated selling price to determine the relative sales price of its products. Revenue for elements that cannot be separated is recognized once the revenue recognition criteria for the entire arrangement has been met or over the period that our last remaining obligation to perform is fulfilled. Consideration for elements that are deemed separable is allocated to the separate elements at the inception of the arrangement on the basis of their relative selling price and recognized based on meeting authoritative criteria.

The Company sells its products and services through its global sales force and through a select group of resellers and business partners. In North America, approximately 90% or more of sales are generated solely by the Company’s sales team, with 10% or less through resellers in 2013. In the United Kingdom, Western Europe, the Middle East and India, the situation is reversed, with around 85% of sales coming from the reseller channel. Overall, approximately 67% of the Company’s global revenues are derived from direct sales, with the remaining 33% generated through indirect partner channels.

The Company has formal contracts with its resellers that set the terms and conditions under which the parties conduct business. The resellers purchase products and services from the Company, generally with agreed-upon discounts, and resell the products and services to their customers, who are the end-users of the products and services. The Company does not offer contractual rights of return other than under standard product warranties and product returns from resellers have be insignificant to date. The Company therefore sells directly to its resellers and recognizes revenue on sales to resellers upon delivery, consistent with its recognition policies as discussed above. The Company bills the resellers directly for the products and services they purchase. Software licenses and product warranties pass directly from the Company to the end-users.

The Company recognizes revenue on sales to resellers consistent with its recognition policies as discussed below.

Product revenue

The Company recognizes revenue on product sales generally upon delivery of the product or customer acceptance depending upon contractual arrangements with the customer. Shipping charges billed to customers are included in sales and the related shipping costs are included in cost of sales.

Professional services revenue

Professional services consist primarily of installation and training services. Installation fees are recognized either on a fixed-fee basis or on a time-and-materials basis. For time-and materials contracts, the Company recognizes revenue as services are performed. For fixed-fee contracts, the Company recognizes revenue upon completion of the installation which is typically completed within five business days. Such services are readily available from other vendors and are not considered essential to the functionality of the product. Training services are also not considered essential to the functionality of the product and have historically been insignificant; the fee allocable to training is recognized as revenue as the Company performs the services.

F-32

Symon Holdings Corporation

Notes to Consolidated Financial Statements

Maintenance and content services revenue

Maintenance support consists of hardware maintenance and repair and software support and updates. Software updates provide customers with rights to unspecified software product upgrades and maintenance releases and patches released during the term of the support period. Support includes access to technical support personnel for software and hardware issues. Content services consist of providing customers live and customized news feeds.

Maintenance and content services revenue is recognized ratably over the term of the contracts, which is typically one to three years. Maintenance and support is renewable by the customer annually. Rates, including subsequent renewal rates, are typically established based upon specified rates as set forth in the arrangement. The Company’s hosting support agreement fees are based on the level of service provided to its customers, which can range from monitoring the health of a customer’s network to supporting a sophisticated web-portal.

Research and Development Expense, Policy [Policy Text Block]

Research and Development Costs

Research and development costs incurred prior to the establishment of technological feasibility of the related software product are expensed as incurred. After technological feasibility is established, any additional software development costs are capitalized in accordance with ASC 985-20, Costs of Software to be Sold, Leased, or Marketed. The Company believes its process for developing software is essentially completed concurrent with the establishment of technological feasibility and, accordingly, no software development costs have been capitalized to date.

Advertising Costs, Policy [Policy Text Block]	Advertising Advertising costs, which are included in selling, general and administrative expense, are expensed as incurred and are not material to the consolidated financial statements.	Advertising Advertising costs, which are included in selling, general and administrative expense, are expensed as incurred and are not material to the consolidated financial statements.
Use of Estimates, Policy [Policy Text Block]

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Concentration of Credit Risk and Fair Value of Financial Instruments [Policy Text Block]

Concentration of Credit Risk and Fair Value of Financial Instruments

Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of cash and cash equivalents, and accounts receivable. The carrying value of cash and cash equivalents, accounts receivable, accounts payable and accrued liabilities reflected in the financial statements approximates fair value due to the short-term maturity of these instruments; the short term debt and the long-term debt’s carrying value approximates its fair value due to the variable market interest rate of the debt.

The Company does not generally require collateral or other security for accounts receivable. However, credit risk is mitigated by the Company’s ongoing evaluations of customer creditworthiness. The Company maintains an allowance for doubtful accounts receivable balances.

The Company maintains its cash and cash equivalents in the United States with three financial institutions. These balances routinely exceed the Federal Deposit Insurance Corporation insurable limit. Cash and cash equivalents of $1,866,060 held in foreign countries as of June 30, 2013 were not insured.

Earnings Per Share, Policy [Policy Text Block]

Net Income (Loss) per Share

Basic net income (loss) per share for each class of participating common stock, excluding any dilutive effects of stock options, warrants and unvested restricted stock, is computed by dividing net income (loss) available to the common stockholders, based upon their distribution rights, by the weighted average number of common shares outstanding for the period. Diluted income (loss) per share is computed similar to basic; however diluted income (loss) per share reflects the assumed conversion of all potentially dilutive securities. There were no stock options, warrants, or other equity instruments outstanding at June 30 and January 31, 2013 that had a dilutive effect on net income (loss) per share.

Net Income per Share

Basic net income per share for each class of participating common stock, excluding any dilutive effects of stock options, warrants and unvested restricted stock, is computed by dividing net income available to the common stockholders, based upon their distribution rights, by the weighted average number of common shares outstanding for the period. Diluted income per share is computed similar to basic; however diluted income per share reflects the assumed conversion of all potentially dilutive securities. There were no stock options, warrants, or other dilutive equity instruments outstanding at January 31, 2013, 2012 or 2011, respectively. Note 6 provides for additional information regarding income per common share.

Foreign Currency Transactions and Translations Policy [Policy Text Block]

Foreign Currency Translation

The functional currency of the Company’s United Kingdom subsidiary is the British pound sterling. All assets and all liabilities of the subsidiary are translated to U.S. dollars at year-end exchange rates. Income and expense items are translated to U.S. dollars at the weighted-average rate of exchange prevailing during the year. Resultant translation adjustments are recorded in accumulated other comprehensive income (loss), a separate component of stockholders’ equity.

The Company includes currency gains and losses on temporary intercompany advances in the determination of net income. Currency gains and losses are included in interest and other expenses in the consolidated statements of income and comprehensive income.

Foreign Currency Translation

The functional currency of the Company’s United Kingdom subsidiary is the British pound sterling. All assets and all liabilities of the subsidiary are translated to U.S. dollars at year-end exchange rates. Income and expense items are translated to U.S. dollars at the weighted-average rate of exchange prevailing during the year. Resultant translation adjustments are recorded in accumulated other comprehensive income (loss), a separate component of stockholders’ equity.

F-33

Symon Holdings Corporation

Notes to Consolidated Financial Statements

The Company includes currency gains and losses on temporary intercompany advances in the determination of net income. Currency gains and losses, including translation gains and losses and those on temporary intercompany advances were a net gain of $7,861 for the year ended January 31, 2013, net loss of $1,584 for the year ended January 31, 2012 and a net gain of $57,259 for the year ended January 31, 2011. Currency gains and losses are included in interest and other expenses in the consolidated statements of income and comprehensive income.

Segment Reporting, Policy [Policy Text Block]

Business Segment

Operating segments are defined as components of an enterprise about which separate financial information is available and that is evaluated regularly by a company’s chief operating decision maker (the Company’s Chief Executive Officer (“CEO”)) in assessing performance and deciding how to allocate resources. The Company’s business is conducted in a single operating segment. The CEO reviews a single set of financial data that encompasses the Company’s entire operations for purposes of making operating decisions and assessing financial performance. The CEO manages the business based primarily on broad functional categories of sales, marketing and technology development and strategy.

Business Segment

The Company has one operating and reporting segment consisting of the development and sale of software solutions, digital appliances and flat screen display installations for using in monitoring and communicating information to customers and employees.  The Company’s chief operating decision maker is considered to be the Chief Executive Officer.  The chief operating decision maker allocates resources and assesses performance of the business and other activities at the single reporting segment level.

The Company primarily sells to customers in the U.S., U.K. Continental Europe, and Middle East, and Asia and has operations in the U.S., U.K., and United Arab Emirates (U.A.E.).

Organization, Consolidation, Basis of Presentation, Business Description and Accounting Policies [Text Block]

1. Organization and Summary of Significant Accounting Policies

Description of the Company

RMG Networks Holding Corporation (“RMG” or the “Company”) is a holding company which owns 100% of the capital stock of Reach Media Group Holdings, Inc. and its subsidiaries and Symon Holdings Corporation and its subsidiaries.

RMG (formerly SCG Financial Acquisition Corp.) was incorporated in Delaware on January 5, 2011. The Company was formed for the purpose of acquiring, through a merger, capital stock exchange, asset acquisition, stock purchase, reorganization, exchangeable share transaction or other similar business transaction, one or more operating businesses or assets (“Initial Business Combination”). The Company had neither engaged in any operations nor generated any income, other than interest on the Trust Account assets (the “Trust Account”). Until its initial acquisition, the Company was considered to be in the development stage as defined in FASB Accounting Standards Codification 915, or FASB ASC 915, “Development Stage Entities,” and was subject to the risks associated with activities of development stage companies. The Company selected December 31 as its fiscal year end. All activity through April 8, 2013 was related to the Company’s formation, initial public offering (“Offering”) and identification and investigation of prospective target businesses with which to consummate an Initial Business Combination.

The registration statement for the Offering was declared effective April 8, 2011. The Company consummated the Offering on April 18, 2011 and received gross proceeds of approximately $82,566,000, before deducting underwriting compensation of $4,000,000 (which included $2,000,000 of deferred contingent underwriting compensation payable upon consummation of an Initial Business Combination) and including $3,000,000 received for the purchase of 4,000,000 warrants by SCG Financial Holdings LLC (the “Sponsor”), as described in the next paragraph. Total offering costs (excluding $2,000,000 in underwriting fees) were $433,808.

On April 12, 2011, the Sponsor purchased 4,000,000 warrants (“Sponsor Warrants”) from the Company for an aggregate purchase price of $3,000,000. The Sponsor Warrants were identical to the warrants sold in the Offering, except that if held by the original holder or its permitted assigns, they (i) could be exercised for cash or on a cashless basis and (ii) were not subject to being called for redemption.

The Company sold 8,000,000 units in the Offering with total gross proceeds to the Company of $80,000,000. Each unit consisted of one share of common stock and one Warrant (the "Public Warrants"). The Company’s management had broad discretion with respect to the specific application of the net proceeds of the Offering, although substantially all of the net proceeds of the Offering were intended to be generally applied toward consummating an Initial Business Combination.

On April 27, 2011, $80,000,000 from the Offering and Sponsor Warrants that that had been placed in a Trust Account (“Trust Account”) was invested, as provided in the Company’s registration statement. The Company was permitted to invest the proceeds of the Trust Account in U.S. “government securities,” within the meaning of Section 2(a)(16) of the Investment Company Act of 1940 (the “1940 Act”) with a maturity of 180 days or less or in money market funds meeting certain conditions under Rule 2a-7 promulgated under the 1940 Act. The Trust Account assets were required to be maintained until the earlier of (i) the consummation of an Initial Business Combination or (ii) the distribution of the Trust Account as required if no acquisition was consummated.

The Company’s common stock currently trades on The Nasdaq Capital Market (“Nasdaq”), under the symbol “RMGN”. The warrants are quoted on the Over-the-Counter Bulletin Board quotation system under the symbol “RMGNW”.

On April 8, 2013, the Company consummated the acquisition of Reach Media Group Holdings, Inc. (“Reach Media”). As a result of the acquisition, RMG is no longer considered a Development Stage Entity. In addition, on April 19, 2013, RMG acquired Symon Holdings Corporation (“Symon”). Symon is considered to be the Company's predecessor corporation for accounting purposes.

In connection with the acquisition of Reach Media, the Company provided its stockholders with the opportunity to redeem their shares of common stock for cash equal to $10.00 per share, upon the consummation of the acquisition, pursuant to a tender offer. The tender offer expired at 5:00 p.m. Eastern Time on April 5, 2013, and the Company promptly purchased the 4,551,228 shares of common stock validly tendered and not withdrawn pursuant to the tender offer, for an aggregate purchase price of approximately $45.5 million.

Description of the Business

The Company is a global provider of media applications and enterprise-class digital signage solutions. Through an extensive suite of products, including media services, proprietary software, software-embedded hardware, maintenance and creative content service, installation services, and third-party displays, the Company delivers complete end-to-end intelligent visual communication solutions to its clients. The Company is one of the largest integrated digital signage solution providers globally and conducts operations through its RMG Media Networks and its RMG Enterprise Solutions business units.

The RMG Media Networks business unit engages elusive audience segments with relevant content and advertising delivered through digital place-based networks. These networks include the RMG Airline Media Network. The RMG Airline Media Network is a U.S.-based network focused on selling advertising across airline digital media assets in executive clubs, on in-flight entertainment, or IFE, systems, on in-flight Wi-Fi portals and in private airport terminals. The network, which spans almost all major commercial passenger airlines in the United States, delivers advertising to an audience of affluent travelers and business decision makers in a captive and distraction-free video environment.

The RMG Enterprise Solutions business unit provides end-to-end digital signage applications to power intelligent visual communication implementations for critical contact center, supply chain, employee communications, hospitality, retail and other applications with a large concentration of customers in the financial services, telecommunications, manufacturing, healthcare, pharmaceutical, utility and transportation industries, and in federal, state and local governments. These solutions are relied upon by approximately 70% of the North American Fortune 100 companies and thousands of overall customers in locations worldwide. The installations of Enterprise Solutions deliver real-time intelligent visual content that enhance the ways in which organizations communicate with employees and customers. The solutions provided are designed to integrate seamlessly with a customer’s IT infrastructure and data and security environments.

Acquisition of Reach Media

On April 8, 2013, RMG acquired Reach Media for a total purchase price of $27,512,010. The amount paid for Reach Media was comprised of (i) 400,001 shares of RMG common stock valued at $9.98 per share on March 31, 2013, (ii) $10,000 in cash, and (iii) $10,000 deposited into an escrow account. Additionally, RMG paid, on behalf of Reach Media, all indebtedness of Reach Media under Reach Media’s credit agreement at a discounted amount equal to $23,500,000, paid with $21,000,000 of cash and $2,500,000 of shares of RMG common stock.

RMG management has estimated the preliminary values of the assets and liabilities and determined the purchase price allocation to be as follows:

Tangible Assets	$6,440,019
Intangible Assets	18,475,000
Goodwill	9,826,403
Liabilities	(7,229,412)
Total Purchase Price	$27,512,010

The primary tangible assets acquired were cash of $739,052, accounts receivable of $4,755,509, and property, plant, and equipment of $514,280.

The primary liabilities acquired were accounts payable of $2,270,858, accrued liabilities of $1,401,738, and revenue share liabilities of $2,721,121.

The Company has engaged outside consultants to assist with the final valuation of the assets and liabilities at the acquisition date and will finalize the purchase price allocation once the valuation is completed.

Acquisition of Symon

On April 19, 2013, RMG acquired Symon for $43,685,828 in cash. RMG management has estimated the preliminary values of the assets and liabilities and determined the purchase price allocation to be as follows:

Tangible Assets	$17,581,840
Intangible Assets	21,326,000
Goodwill	21,241,994
Liabilities	(16,464,006)
Total Purchase Price	$43,685,828

The primary tangible assets acquired were cash of $5,666,273, accounts receivable of $6,422,976, inventory of $3,477,488, and property, plant, and equipment of $918,768.

The primary liabilities acquired were accounts payable of $1,171,922, accrued liabilities of $1,085,240, and deferred revenue of $7,182,120 and deferred tax liabilities of $7,024,824.

The Company has engaged outside consultants to assist with the final valuation of the assets and liabilities at the acquisition date and will finalize the purchase price allocation once the valuation is complete.

Principles of Consolidation

The consolidated financial statements of RMG Networks Holding Corporation include the accounts of Reach Media and its wholly-owned subsidiaries and the accounts of Symon and its wholly-owned subsidiaries. All significant intercompany balances and transactions have been eliminated in consolidation.

Basis of Presentation for Interim Financial Statements

The unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for interim financial information and pursuant to the accounting and disclosure rules and regulations of the Securities and Exchange Commission. Accordingly, the unaudited condensed consolidated financial statements do not include all of the information and the notes required by GAAP for complete financial statements. The January 31, 2013 balance sheet amounts of the Predecessor Company (as defined below) were derived from the audited consolidated financial statements, but do not include all disclosures required by GAAP for annual periods. In the opinion of management, the unaudited condensed interim consolidated financial statements reflect all adjustments and disclosures necessary for a fair presentation of the results of the reported interim periods. These unaudited condensed consolidated financial statements should be read in conjunction with the Company’s annual audited consolidated financial statements and notes there to. The interim results of operations are not necessarily indicative of the results to be expected for the full year.

The unaudited consolidated Statements of Comprehensive Income (Loss) and the unaudited consolidated Statements of Cash Flows have been prepared based on required company groupings and reporting periods.

Amounts shown for the “Successor Company” for the period April 20, 2013 through June 30, 2013 represent the consolidated transactions for RMG Networks Holding Corporation, Reach Media and Symon for that period.

Amounts shown for “RMG” for the period January 1, 2013 through April 19, 2013 consist of the transactions for RMG Networks Holding Corporation for the period January 1, 2013 through April 19, 2013 and the transactions of Reach Media for the period April 1, 2013 through April 19, 2013. Amounts shown for RMG for the period April 1, 2013 through April 19, 2013 represent of the transactions for RMG Networks Holding Corporation and the transactions of Reach Media for the period April 1, 2013 through April 19, 2013.

Amounts shown for the “Predecessor Company” represent the transactions of Symon for the periods shown. Symon is the predecessor due to the significance of its business compared to the other companies.

Cash and Cash Equivalents

For purposes of the statements of cash flows, cash, and cash equivalents include demand deposits in financial institutions and investments with an original maturity of three months or less from the date of purchase.

Accounts Receivable

Accounts receivable are comprised of sales made primarily to entities located in the United States of America, EMEA and Asia. Accounts receivable are recorded at the invoiced amounts and do not bear interest. The allowance for doubtful accounts is reviewed monthly and the Company establishes reserves for doubtful accounts on a case-by-case basis based on a current review of the collectability of accounts and historical collection experience. The allowance for doubtful accounts was $186,000 at June 30, 2013 and $223,458 at January 31, 2013. As of and for the periods presented, no single customer accounted for more than 10% of accounts receivable or revenues.

Inventory

Inventory consists primarily of software-embedded smart products, electronic components, computers and computer accessories. Inventories are stated at the lower of average cost or market. Writeoffs of slow moving and obsolete inventories are provided based on historical experience and estimated future usage.

Property and Equipment

The Company records purchases of property and equipment at cost. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets, which range from three to seven years. Leasehold improvements are amortized on a straight-line basis over the shorter of the lease term or the estimated useful life of the asset.

Goodwill and Intangible Assets

Goodwill represents the excess of the purchase price over the fair value of net identifiable assets resulting from the acquisitions of Reach Media and Symon. Goodwill is tested annually for impairment or tested for impairment more frequently if events and circumstances indicate that the asset might be impaired. An impairment loss is recognized to the extent that the carrying value exceeds the asset’s fair value. This determination is made at the reporting unit level and consists of two steps. First, the Company determines the fair value of a reporting unit and compares it to its carrying value. Second, if the carrying value of a reporting unit exceeds its fair value, an impairment loss is recognized for any excess of the carrying amount of the reporting unit’s goodwill over the implied fair value of that goodwill. The implied fair value of goodwill is determined by allocating the fair value of the reporting unit in a manner similar to a purchase price allocation, in accordance with Accounting Standards Codification (ASC) 805, Business Combinations. The residual fair value after this allocation is the implied fair value of the reporting unit goodwill. Completion of the Company’s most recent annual impairment test at January 31, 2013 indicated that no impairment of its goodwill balances exists. The Company’s annual impairment test will be December 31 going forward.

Intangible assets include software, customer relationships, trademarks and trade names, and covenants not-to-compete acquired in purchase business combinations. Certain trademarks and trade names have been determined to have an indefinite life and are not amortized. Software, customer relationships, and definite lived trademarks and trade names are amortized on a straight-line basis, which approximates the customer attrition for customer relationships, over their estimated useful lives. Covenants not-to-compete are amortized over the non-compete period.

The definite lived intangible assets are evaluated for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. The impairment evaluation involves testing the recoverability of the asset on an undiscounted cash-flow basis, and, if the asset is not recoverable, recognizing an impairment charge, if necessary, to reduce the asset's carrying amount to its fair value. Intangible assets that have indefinite lives are evaluated for impairment annually and on an interim basis as events and circumstances warrant by comparing the fair value of the intangible asset with its carrying amount. There was no impairment of intangible assets at June 30, 2013.

The Company’s acquired Intangible Assets with definite lives are being amortized as follows:

Acquired Intangible Asset:	Amortization Period: (years)
Software and technology		5
Customer relationships	6	to	8
Tradenames and trademarks		5
Partner relationships		7
Covenant Not-To-Compete		4

Deferred Revenue

Deferred revenue consists of billings or payments received in advance of revenue recognition from professional service agreements. Deferred revenue is recognized as the revenue recognition criteria are met. The Company generally invoices the customer in annual advance for professional services.

Impairment of Long-lived Assets

In accordance with ASC 360, Property, Plant, and Equipment, long-lived assets, such as property, plant and equipment, and purchased intangibles subject to amortization, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the estimated undiscounted net cash flows expected to be generated by the asset. If the carrying value of an asset exceeds its estimated future cash flows, an impairment charge is recognized by the amount by which the carrying value of the asset exceeds the fair value of the asset.

There was no impairment of long-lived assets at June 30, 2013.

Income Taxes

The Company accounts for income taxes using the asset and liability method under which deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis. The Company measures deferred tax assets and liabilities using enacted tax rates expected to be applied to taxable income in the years in which those differences are expected to be recovered or settled. The Company recognizes in income the effect of a change in tax rates on deferred tax assets and liabilities in the period that includes the enactment date.

Under ASC 740, Income Taxes (“ASC 740”), the Company recognizes the effect of uncertain tax positions, if any, only if those positions are more likely than not of being realized. It also requires the Company to accrue interest and penalties where there is an underpayment of taxes, based on management’s best estimate of the amount ultimately to be paid, in the same period that the interest would begin accruing or the penalties would first be assessed. The Company maintains accruals for uncertain tax positions until examination of the tax year is completed by the applicable taxing authority, available review periods expire or additional facts and circumstances cause us to change our assessment of the appropriate accrual amount (see Note 5). U.S. income taxes have not been provided on $3.8 million of undistributed earnings of foreign subsidiaries as of January 31, 2013. The Company reinvests earnings of foreign subsidiaries in foreign operations and expects that future earnings will also be reinvested in foreign operations indefinitely. The Company has elected to recognize accrued interest and penalties related to income tax matters as a component of income tax expense if incurred.

Revenue Recognition

The Company recognizes revenue primarily from these sources:

Advertising

Products

Maintenance and content services

Professional services

The Company recognizes revenue when (i) persuasive evidence of an arrangement exists; (ii) delivery has occurred, which is when product title transfers to the customer, or services have been rendered; (iii) customer payment is deemed fixed or determinable and free of contingencies and significant uncertainties; and (iv) collection is reasonably assured. The Company assesses collectability based on a number of factors, including the customer’s past payment history and its current creditworthiness. If it is determined that collection of a fee is not reasonably assured, the Company defers the revenue and recognizes it at the time collection becomes reasonably assured, which is generally upon receipt of cash payment. If an acceptance period is required, revenue is recognized upon the earlier of customer acceptance or the expiration of the acceptance period. Sales and use taxes are reported on a net basis, excluding them from revenue and cost of revenue.

Advertising

The Company sells advertising through agencies and directly to a variety of customers under contracts ranging from one month to one year. Contracts usually specify the network placement, the expected number of impressions (determined by passenger or visitor counts) and the cost per thousand impressions (“CPM”) over the contract period to arrive at a contract amount. The Company bills for these advertising services as requested by the customer, generally on a monthly basis following delivery of the contracted number of impressions for the particular ad insertion. Revenue is recognized at the end of the month in which fulfillment of the advertising order occurred. Although the Company typically presents invoices to an advertising agency, collection is reasonably assured based upon the customer placing the order.

Under Financial Accounting Standards Board’s (FASB) Accounting Standards Codification (ASC) 605-45 Principal Agent Considerations (Reporting Revenue Gross as a Principal versus Net as an Agent), the Company has recorded its advertising revenues on a gross basis.

Payments to airline and other partners for revenue sharing are paid on a monthly basis either under a minimum annual guarantee (based upon estimated advertising revenues), or as a percentage of the advertising revenues following collection from customers. The portion of revenue that the Company shares with its partners ranges from 25% to 80% depending on the partner and the media asset. The Company makes minimum annual guarantee payments under four agreements (three to airline partners and one to another travel partner). Payments to all other partners are calculated on a revenue sharing basis. The Company’s partnership agreements have terms ranging from one to five years. Four partnership agreements renew automatically unless terminated prior to renewal and the other partners have no obligation to renew.

Multiple-Element Arrangements

Products consist of proprietary software and hardware equipment. The Company considers the sale of software more than incidental to the hardware as it is essential to the functionality of the hardware products. The Company enters into multiple-product and services contracts, which may include any combination of equipment and software products, professional services, maintenance and content services.

Prior to February 1, 2011, the Company recognized revenue in accordance with the provisions of ASC 985-605, Software Revenue Recognition. Revenue was allocated among the multiple-elements based on vendor-specific objective evidence (“VSOE”) of fair value of the undelivered elements and the application of the residual method for arrangements in which the Company has established VSOE of fair value for all undelivered elements.

VSOE of fair value is considered the price a customer would be required to pay if the element was sold separately based on the Company's historical experience of stand-alone sales of these elements to third parties. For maintenance and content services the Company used renewal rates for continued support arrangements to determine fair value. In situations where the Company had fair value of all undelivered elements but not of a delivered element, the Company applied the “residual method”. Under the residual method, if the fair value of the undelivered elements is determinable, the fair value of the undelivered elements is deferred and the remaining portion of the arrangement fee is allocated to the delivered element(s) and is recognized as revenue assuming the other revenue recognition criteria are met.

On February 1, 2011, the Company adopted an accounting update regarding revenue recognition for multiple arrangements, referred to as multiple element arrangements (“MEAs”) and an accounting update for certain revenue arrangements that include tangible products containing essential software on a prospective basis for applicable transactions originating or materially modified after February 1, 2011.

MEAs are arrangements with customers which include multiple deliverables, including a combination of equipment and services. The deliverables included in the MEAs are separated into more than one unit of accounting when (i) the delivered equipment has value to the customer on a stand-alone basis, and (ii) delivery of the undelivered service element(s) is probable and substantially in the Company's control. Revenue from arrangements for the sale of tangible products containing both software and non-software components that function together to deliver the product’s essential functionality requires allocation of the arrangement consideration to the separate deliverables using the relative selling price (“RSP”) method for each unit of accounting based first on VSOE if it exists, second on third-party evidence (“TPE”) if it exists, and on estimated selling price (“ESP”) if neither VSOE or TPE of selling price of the Company's various applicable tangible products containing essential software products and services. The Company establishes the pricing for its units of accounting as follows:

VSOE— For certain elements of an arrangement, VSOE is based upon the pricing in comparable transactions when the element is sold separately. The Company determines VSOE based on its pricing and discounting practices for the specific product or service when sold separately, considering geographical, customer, and other economic or marketing variables, as well as renewal rates or standalone prices for the service element(s).

TPE— If the Company cannot establish VSOE of selling price for a specific product or service included in a multiple-element arrangement, it uses third-party evidence of selling price. The Company determines TPE based on sales of comparable amounts of similar products or services offered by multiple third parties considering the degree of customization and similarity of the product or service sold.

ESP— The estimated selling price represents the price at which the Company would sell a product or service if it were sold on a stand-alone basis. When VSOE or TPE does not exist for an element, the Company determines ESP for the arrangement element based on sales, cost and margin analysis, as well as other inputs based on its pricing practices. Adjustments for other market and Company-specific factors are made as deemed necessary in determining ESP.

The Company prospectively adopted the new rules and the adoption of the amended revenue recognition rules, consisting primarily of the change from the residual method to the RSP method to allocate the arrangement fee, did not significantly change the timing of revenue recognition nor did it have a material impact on the consolidated financial statements for periods subsequent to January 31, 2011.

Upon the adoption of the new revenue recognition rules the Company re-evaluated its allocation of revenue and determined that it still had similar units of accounting and nearly all of its products and services qualify as separate units of accounting. The Company has established VSOE for its professional services and maintenance and content services of accounting based on the same criteria as previously used under the software revenue recognition rules.

Previously, the Company rarely sold its product without maintenance and therefore the residual value of the sales arrangement was allocated to the products. The Company now uses the estimated selling price to determine the relative sales price of its products. Revenue for elements that cannot be separated is recognized once the revenue recognition criteria for the entire arrangement has been met or over the period that our last remaining obligation to perform is fulfilled. Consideration for elements that are deemed separable is allocated to the separate elements at the inception of the arrangement on the basis of their relative selling price and recognized based on meeting authoritative criteria.

The Company sells its products and services through its global sales force and through a select group of resellers and business partners. In North America, approximately 90% or more of sales are generated solely by the Company’s sales team, with 10% or less through resellers in 2013. In the United Kingdom, Western Europe, the Middle East and India, the situation is reversed, with around 85% of sales coming from the reseller channel in 2013. Overall, approximately 67% of the Company’s global revenues are derived from direct sales, with the remaining 33% generated through indirect partner channels in 2013.

The Company has formal contracts with its resellers that set the terms and conditions under which the parties conduct business. The resellers purchase products and services from the Company, generally with agreed-upon discounts, and resell the products and services to their customers, who are the end-users of the products and services. The Company does not offer contractual rights of return other than under standard product warranties and product returns from resellers have be insignificant to date. The Company therefore sells directly to its resellers and recognizes revenue on sales to resellers upon delivery, consistent with its recognition policies as discussed above. The Company bills the resellers directly for the products and services they purchase. Software licenses and product warranties pass directly from the Company to the end-users.

The Company recognizes revenue on sales to resellers consistent with its recognition policies as discussed below.

Product revenue

The Company recognizes revenue on product sales generally upon delivery of the product or customer acceptance depending upon contractual arrangements with the customer. Shipping charges billed to customers are included in revenue and the related shipping costs are included in cost of revenue.

Maintenance and content services revenue

Maintenance support consists of hardware maintenance and repair and software support and updates. Software updates provide customers with rights to unspecified software product upgrades and maintenance releases and patches released during the term of the support period. Support includes access to technical support personnel for software and hardware issues. Content services consist of providing customers live and customized news feeds.

Maintenance and content services revenue is recognized ratably over the term of the contracts, which is typically one to three years. Maintenance and support is renewable by the customer annually. Rates, including subsequent renewal rates, are typically established based upon specified rates as set forth in the arrangement. The Company’s hosting support agreement fees are based on the level of service provided to its customers, which can range from monitoring the health of a customer’s network to supporting a sophisticated web-portal.

Professional services revenue

Professional services consist primarily of installation and training services. Installation fees are recognized either on a fixed-fee basis or on a time-and-materials basis. For time-and materials contracts, the Company recognizes revenue as services are performed. For fixed-fee contracts, the Company recognizes revenue upon completion of the installation which is typically completed within five business days. Such services are readily available from other vendors and are not considered essential to the functionality of the product. Training services are also not considered essential to the functionality of the product and have historically been insignificant; the fee allocable to training is recognized as revenue as the Company performs the services

Research and Development Costs

Research and development costs incurred prior to the establishment of technological feasibility of the related software product are expensed as incurred. After technological feasibility is established, any additional software development costs are capitalized in accordance with ASC 985-20, Costs of Software to be Sold, Leased, or Marketed. The Company believes its process for developing software is essentially completed concurrent with the establishment of technological feasibility and, accordingly, no software development costs have been capitalized to date.

Advertising

Advertising costs, which are included in selling, general and administrative expense, are expensed as incurred and are not material to the consolidated financial statements.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Concentration of Credit Risk and Fair Value of Financial Instruments

Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of cash and cash equivalents, and accounts receivable. The carrying value of cash and cash equivalents, accounts receivable, accounts payable and accrued liabilities reflected in the financial statements approximates fair value due to the short-term maturity of these instruments; the short term debt and the long-term debt’s carrying value approximates its fair value due to the variable market interest rate of the debt.

The Company does not generally require collateral or other security for accounts receivable. However, credit risk is mitigated by the Company’s ongoing evaluations of customer creditworthiness. The Company maintains an allowance for doubtful accounts receivable balances.

The Company maintains its cash and cash equivalents in the United States with three financial institutions. These balances routinely exceed the Federal Deposit Insurance Corporation insurable limit. Cash and cash equivalents of $1,866,060 held in foreign countries as of June 30, 2013 were not insured.

Net Income (Loss) per Share

Basic net income (loss) per share for each class of participating common stock, excluding any dilutive effects of stock options, warrants and unvested restricted stock, is computed by dividing net income (loss) available to the common stockholders, based upon their distribution rights, by the weighted average number of common shares outstanding for the period. Diluted income (loss) per share is computed similar to basic; however diluted income (loss) per share reflects the assumed conversion of all potentially dilutive securities. There were no stock options, warrants, or other equity instruments outstanding at June 30 and January 31, 2013 that had a dilutive effect on net income (loss) per share.

Foreign Currency Translation

The functional currency of the Company’s United Kingdom subsidiary is the British pound sterling. All assets and all liabilities of the subsidiary are translated to U.S. dollars at year-end exchange rates. Income and expense items are translated to U.S. dollars at the weighted-average rate of exchange prevailing during the year. Resultant translation adjustments are recorded in accumulated other comprehensive income (loss), a separate component of stockholders’ equity.

The Company includes currency gains and losses on temporary intercompany advances in the determination of net income. Currency gains and losses are included in interest and other expenses in the consolidated statements of income and comprehensive income.

Business Segment

Operating segments are defined as components of an enterprise about which separate financial information is available and that is evaluated regularly by a company’s chief operating decision maker (the Company’s Chief Executive Officer (“CEO”)) in assessing performance and deciding how to allocate resources. The Company’s business is conducted in a single operating segment. The CEO reviews a single set of financial data that encompasses the Company’s entire operations for purposes of making operating decisions and assessing financial performance. The CEO manages the business based primarily on broad functional categories of sales, marketing and technology development and strategy.

Description of Business

Symon Holdings Corporation is a holding company which owns 100% of the capital stock of Symon Communications, Inc. and its subsidiaries (Symon).

Symon develops and sells full-service digital signage solutions and enterprise-class media applications. Its products are used by its customers to power more than one million digital signs and end-points that deliver real-time intelligent visual content that enhance the ways in which organizations communicate with employees and customers. Through its suite of products that include proprietary software, software-embedded hardware, maintenance and support services, content services, installation services and third-party displays, Symon offers its customers real-time status management solutions and multi-media employee and customer communications solutions.

The Company’s products are used primarily by Fortune 1,000 companies and international companies. Its customers are located in the United States of America (U.S.), the United Kingdom (U.K.), Continental Europe, and the Middle East and Asia. Symon serves the key cross-industry markets of contact centers, employee communications, and supply chain operations. In addition, Symon also serves the hospitality and gaming markets.  Overall Symon has a large concentration of customers in the financial services, telecommunications, manufacturing, healthcare, pharmaceuticals, utilities, transportation industries, and in federal, state and local governments.

Goodwill and Intangible Assets, Goodwill, Policy [Policy Text Block]

Goodwill and Intangible Assets

Goodwill represents the excess of the purchase price over the fair value of net identifiable assets acquired in a purchase business combination and is tested annually for impairment or tested for impairment more frequently if events and circumstances indicate that the asset might be impaired. An impairment loss is recognized to the extent that the carrying value exceeds the asset’s fair value. This determination is made at the reporting unit level and consists of two steps. First, the Company determines the fair value of a reporting unit and compares it to its carrying value. Second, if the carrying value of a reporting unit exceeds its fair value, an impairment loss is recognized for any excess of the carrying amount of the reporting

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Symon Holdings Corporation

Notes to Consolidated Financial Statements

unit’s goodwill over the implied fair value of that goodwill. The implied fair value of goodwill is determined by allocating the fair value of the reporting unit in a manner similar to a purchase price allocation, in accordance with Accounting Standards Codification (ASC) 805, Business Combinations. The residual fair value after this allocation is the implied fair value of the reporting unit goodwill. Completion of the Company’s most recent annual impairment test at January 31, 2013, 2012 and 2011 indicated that no impairment of its goodwill balances exists.

Intangible assets include software, customer relationships, trademarks and trade names, and covenants not-to-compete acquired in purchase business combinations. Certain trademarks and trade names have been determined to have an indefinite life and are not amortized. Software, customer relationships, and definite lived trademarks and trade names are amortized on a straight-line basis, which approximates the customer attrition for customer relationships, over their estimated useful lives.  Covenants not-to-compete are amortized over the non-compete period.

The definite lived intangible assets are evaluated for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. The impairment evaluation involves testing the recoverability of the asset on an undiscounted cash-flow basis, and, if the asset is not recoverable, recognizing an impairment charge, if necessary, to reduce the asset's carrying amount to its fair value.  Intangible assets that have indefinite lives are evaluated for impairment annually and on an interim basis as events and circumstances warrant by comparing the fair value of the intangible asset with its carrying amount.  There was no impairment of intangible assets for each of the years ended January 31, 2013, 2012 or 2011.

The Company’s acquired Intangible Assets with definite lives are being amortized as follows:

Impairment or Disposal of Long-Lived Assets, Including Intangible Assets, Policy [Policy Text Block]

Impairment of Long-lived Assets

In accordance with ASC 360, Property, Plant, and Equipment, long-lived assets, such as property, plant and equipment, and purchased intangibles subject to amortization, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the estimated undiscounted net cash flows expected to be generated by the asset. If the carrying value of an asset exceeds its estimated future cash flows, an impairment charge is recognized by the amount by which the carrying value of the asset exceeds the fair value of the asset.

There was no impairment of its long-lived assets for each of the years ended January 31, 2013, 2012 or 2011.

Research, Development, and Computer Software, Policy [Policy Text Block]

Research and Development Costs

Research and development costs incurred prior to the establishment of technological feasibility of the related software product are expensed as incurred. After technological feasibility is established, any additional software development costs are capitalized in accordance with ASC 985-20, Costs of Software to be Sold, Leased, or Marketed. The Company believes its process for developing software is essentially completed concurrent with the establishment of technological feasibility and, accordingly, no software development costs have been capitalized to date.

Concentration Risk, Credit Risk, Policy [Policy Text Block]

Concentration of Credit Risk and Fair Value of Financial Instruments

Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of cash and cash equivalents. The Company maintains cash and cash equivalent balances in the USA and the UK.  The balances in the USA are not fully FDIC insured.  The carrying value of cash and cash equivalents, accounts payable and accrued liabilities reflected in the financial statements approximates fair value due to the short-term maturity of these instruments; the short term debt and the long-term debt’s carrying value approximates its fair value due to the variable market interest rate of the debt.

New Accounting Pronouncements, Policy [Policy Text Block]

Recently Issued Accounting Standards

On January 1, 2012, the Company adopted the Financial Accounting Standards Board ("FASB") Accounting Standards Update ("ASU") 2011-08, "Intangibles - Goodwill and Other (Topic 350), Testing Goodwill for Impairment." This standard simplified the process a company must go through to test goodwill for impairment. Companies have an option to first assess qualitative factors of a reporting unit being tested before having to assess quantitative factors. If a company believes no impairment exists based on qualitative factors, then it will no longer be required to perform the two-step quantitative impairment test. The Company tests its $11.0 million of goodwill for impairment as of January 31 each year. The adoption of this new standard did not have a material impact on the Company's consolidated financial statements.

In June 2011, the FASB issued amended disclosure requirements for the presentation of comprehensive income. The amended guidance eliminates the option to present components of other comprehensive income (OCI) as part of the statement of changes in equity. Under the amended guidance, all changes in OCI are to be presented either in a single continuous statement of comprehensive income or in two separate but consecutive financial statements. The Company adopted these changes in 2011 and applied retrospectively for all periods presented. Such adoption did not have material effect on Company’s financial position or results of operations as it related only to changes in financial statement presentation.

In July 2012, the FASB issued ASU No. 2012-02, “Testing Indefinite-Lived Intangible Assets for Impairment (the revised standard).” This standard update allows companies the option to perform a qualitative assessment to determine whether it is more likely than not that an indefinite-lived intangible asset is impaired. An entity is not required to calculate the fair value of an indefinite-lived intangible asset and perform the quantitative impairment test unless the entity determines that it is more likely than not the asset is impaired. The amendments are effective for annual interim indefinite-lived intangible asset impairment tests performed for fiscal years beginning after September 15, 2012. The implementation of this ASU is not expected to have a material impact on the Company’s consolidated financial position or results of operations.

On January 1, 2012, the Company adopted the FASB ASU 2011-04, "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs." This guidance amended certain fair value measurement concepts in FASB ASC 820, "Fair Value Measurement," including items such as the application of the concept of highest and best use and required certain other disclosure requirements, including among other things, the level of the hierarchy used in the fair value measurement and a description of the valuation techniques and unobservable inputs used in Level 2 and 3 fair value measurements. The adoption of this new standard did not have a material impact on the Company's consolidated financial statements.